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                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO







                               SEMI-ANNUAL REPORT
                               ------------------

                                  JUNE 30, 2001

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                           [THIRD AVENUE FUNDS LOGO]

                          THIRD AVENUE VALUE PORTFOLIO


Dear Third Avenue Value Portfolio Shareholders:

At June 30, 2001, the unaudited net asset value attributable to the 5,748,492 common shares outstanding of the Third Avenue Variable Series Trust ("TAVT," "Third Avenue," or the "Portfolio") was $17.05 per share. This compares with an audited net asset value of $15.21 per share, as of December 31, 2000, and an unaudited net asset value of $12.65 as of June 30, 2000.

PORTFOLIO ACTIVITY

The Portfolio returned more than 12% during the six months ended June 30, 2001. The first half of 2001 was characterized by bad news from the corporate operating front, as well as more continued pessimism from the markets. In our experience, we have found that depressed valuations and pessimism create favorable conditions that can translate into longer-term wealth creation opportunities. Remaining loyal to our "safe and cheap" investment philosophy, we took advantage of the declining share prices during this period and established 13 new positions and increased our holdings in 24 existing positions.

Our disciplined value philosophy enables us to take advantage of opportunities whose growth potential does not necessarily depend on the general market. It is often the private markets, through takeover or M&A activity, that recognize the value in these out-of-favor companies. During the first half of this year, three new common stock issues--ASML Holding N.V., Novellus System, Inc. and Radian Group, Inc.--were established as the result of such resource conversion activities. We were also taken out of four positions at premiums over our cost basis--C.I.T. Group Holdings, Inc., Enhance Financial Services Group, Inc., GaSonics International Corp. and Silicon Valley Group, Inc.--as a result of resource conversion activities.

We disposed of two common stocks during this period, D.R. Horton, Inc. and Value City Department Stores, Inc. D.R. Horton was sold based on concerns about financial leverage and valuation. Value City was sold based on a deteriorating financial position. We decreased our positions in 2 holdings.

Principal purchases and sales during the quarter were as follows:

PRINCIPAL AMOUNT OR
NUMBER OF SHARES              NEW POSITIONS ACQUIRED

180,500 shares                Brascan Corp. Common Stock

50,000 shares                 Burnham Pacific Properties, Inc. Common Stock

130,600 shares                CyberOptics Corp. Common Stock

35,000 shares                 Herley Industries, Inc. Common Stock

125,000 shares                Hutchinson Whampoa, Ltd. Common Stock

175,000 shares                Investor AB Class A Common Stock

83,000 shares                 Lindsay Manufacturing Co. Common Stock

85,800 shares                 The MONY Group, Inc. Common Stock

70,000 shares                 Security Capital Group, Inc. Class B Common Stock

25,000 shares                 Southwest Securities Group, Inc. Common Stock

18,000 shares                 Tejon Ranch Co. Common Stock

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$1,500,000                    USG Corp. 8.50%, due 8/1/05

75,000 shares                 Vishay Intertechnology, Inc.

                              INCREASE IN EXISTING POSITIONS

18,300 shares                 Alamo Group, Inc. Common Stock

43,000 shares                 American Power Conversion Corp. Common Stock

4,000 shares                  Analogic Corp. Common Stock

60,400 shares                 Arch Capital Group, Ltd. Common Stock

105,000 shares                AVX Corp. Common Stock

40,100 shares                 Bel Fuse, Inc. Class B Common Stock

116,000 shares                Catellus Development Corp. Common Stock

27,500 shares                 Aioi Insurance Co., Ltd. Common Stock

5,000 shares                  Cummins, Inc. Common Stock

25,000 shares                 Electro Scientific Industries, Inc. Common Stock

18,500 shares                 Forest City Enterprises, Inc. Class A Common Stock

125,000 shares                KEMET Corp. Common Stock

94,000 shares                 Koger Equity, Inc. Common Stock

10,000 shares                 Leucadia National Corp. Common Stock

35,000 shares                 Liberty Financial Companies, Inc. Common Stock

5,500 shares                  MBIA, Inc. Common Stock

16,700 shares                 Paccar, Inc. Common Stock

90,900 shares                 Prime Group Realty Trust Common Stock

50,000 shares                 The St. Joe Co. Common Stock

41,600 shares                 The Tokio Marine and Fire Insurance Co., Ltd.
                              Sponsored ADR Common Stock

33,000 shares                 Toyoda Automatic Loom Works, Ltd. Common Stock

74,000 shares                 Trinity Industries, Inc. Common Stock

$1,000,000                    USG Corp. 9.25 %, due 9/15/01

33,000 shares                 Wellsford Real Properties, Inc. Common Stock

                              REDUCTIONS IN EXISTING POSITIONS

7,000 shares                  Brooks Automation, Inc. Common Stock

14,100 shares                 USG Corp. Common Stock

                              POSITIONS ELIMINATED

51,775 shares                 D.R. Horton, Inc.

98,600 shares                 Value City Department Stores, Inc.

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Throughout the first half of the year, intensified market volatility afforded us great opportunities as buyers. The Portfolio acquired the common stocks of a large number of well-capitalized companies engaged in many different categories
of  businesses  and  industries,   including  industrial  equipment,  electronic
components and semiconductor equipment manufacturers.

INDUSTRIAL EQUIPMENT

The common stocks of many industrial companies were, until recently, selling at multi-year lows. We took advantage of this opportunity and established a position in Lindsay Manufacturing Co. ("Lindsay"), while adding to our positions in Alamo Group, Inc., Cummins Engine, Inc., Paccar, Inc. and Trinity Industries, Inc. As evidenced by our investment in Lindsay, we continue to identify new bargains, with a renewed interest in "old economy" industrial companies selling at dirt-cheap prices, and using the best that the "new economy" has to offer. Lindsay manufactures hose reel irrigation systems, which are used by farmers to increase or stabilize crop production while conserving water, energy, and labor. Lindsay also produces large diameter steel tubing and provides outsource manufacturing and production services for other companies.

ELECTRONICS

Similarly, many technology stocks have retreated to attractive buying levels. The Portfolio established positions in Herley Industries, Inc. ("Herley") and Vishay Intertechnology, Inc. ("Vishay") and increased its positions in American Power Conversion Corp., AVX Corp., Bel Fuse, Inc. and KEMET Corp. Herley is a small defense-electronics contractor with solid backlogs and attractive long-term earning power. Vishay manufactures semiconductors and capacitors found in a wide range of electronics applications. Owning these companies enables us to participate in a number of high growth industries "without paying" for the growth.

SEMICONDUCTOR EQUIPMENT MANUFACTURERS

Throughout the first half of this year we added new names, and increased our existing investments, in the semiconductor equipment manufacturer sector. We were able to invest in extremely well-financed companies with leading positions in the semiconductor capital equipment industry, such as ASML Holding N.V. ("ASML"), CyberOptics Corp. ("CyberOptics") and Novellus Systems, Inc. ("Novellus"). Shares of ASML and Novellus were received as a result of the sale of Silicon Valley Group, Inc. to ASML, and GaSonics International, Inc.'s merger with Novellus, respectively. CyberOptics makes sensors and inspection systems with applications in the printed circuit board and semiconductor industries. While near-term business conditions seem rather grim, the company boasts a strong balance sheet and has excellent long-term prospects.

GOING FORWARD

Since its September 14, 1999 inception, the portfolio has enjoyed total returns of 70.75%, exemplifying the merits of Third Avenue's "safe and cheap"
fundamental value-oriented approach. We remain pleased with the current portfolio holdings, knowing that we have invested in financially strong companies that can weather even long-term downturns in their respective businesses, and whose valuations offer significant appreciation potential. We remain vigilant and excited for new investment opportunities in the months ahead.

I will write to you again when the report for the year ending December 31, 2001 is published.

Sincerely,


/s/ Curtis Jensen

Curtis Jensen
Co-Portfolio Manager, Third Avenue Variable Series Trust

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                           [THIRD AVENUE FUNDS LOGO]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                AT JUNE 30, 2001
                                   (UNAUDITED)

                                   PRINCIPAL                                                                  VALUE          % OF
                                   AMOUNT ($)      ISSUES                                                    (NOTE 1)     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS - 2.47%
Building Materials                1,500,000        USG Corp. 9.25%, due 9/15/01 (a)*                        $   990,000
                                  1,500,000        USG Corp. 8.50%, due 8/01/05 (a)*                            967,500
                                                                                                            -----------
                                                                                                              1,957,500        1.99%
                                                                                                            -----------
Electrics - Integrated              500,000        Pacific Gas & Electric Co. First Mortgage                    467,500        0.48%
                                                                                                            -----------        ----
                                                   7.875%, due 3/01/02
                                                   TOTAL CORPORATE BONDS
                                                   (Cost $2,674,727)                                          2,425,000
                                                                                                            -----------

                                     SHARES
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 69.96%
Annuities & Money                    60,000        Liberty Financial Companies, Inc.                          1,947,000        1.99%
Management & Sales                                                                                          -----------

Bermuda Based                        45,000        Trenwick Group, Ltd.                                       1,031,400        1.05%
Financial Institutions                                                                                      -----------        ----

Building Materials                   13,400        USG Corp. (a) (b)                                             56,548        0.06%
                                                                                                            -----------

Business Development                108,000        Arch Capital Group, Ltd. (a)                               1,701,000
& Investment Companies              180,500        Brascan Corp.                                              3,086,550
                                      7,000        Capital Southwest Corp.                                      444,850
                                    125,000        Hutchison Whampoa, Ltd. - (Hong Kong)                      1,262,079
                                    175,000        Investor AB Class A - (Sweden)                             2,274,915
                                                                                                            -----------
                                                                                                              8,769,394        8.95%
                                                                                                            -----------

Electronics                          93,000        American Power Conversion Corp. (a)                        1,464,750
                                    165,000        AVX Corp.                                                  3,465,000
                                     55,000        Electro Scientific Industries, Inc. (a)                    2,095,500
                                    150,000        KEMET Corp. (a)                                            2,971,500
                                     75,000        Vishay Intertechnology, Inc. (a)                           1,725,000
                                                                                                            -----------
                                                                                                             11,721,750       11.96%
                                                                                                            -----------

Financial Insurance                  16,500        MBIA, Inc.                                                   918,720        0.94%
                                                                                                            -----------

Industrial Equipment                 54,300        Alamo Group, Inc.                                            773,775
                                     30,000        Cummins, Inc.                                              1,161,000
                                     83,000        Lindsay Manufacturing Co.                                  1,577,000
                                     36,700        Paccar, Inc. (b)                                           1,887,114
                                    107,500        Trinity Industries, Inc.                                   2,203,750
                                                                                                            -----------
                                                                                                              7,602,639        7.75%
                                                                                                            -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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                           [THIRD AVENUE FUNDS LOGO]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JUNE 30, 2001
                                   (UNAUDITED)

                                                                                                              VALUE          % OF
                                     SHARES        ISSUES                                                    (NOTE 1)     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Industrial - Japan                   65,000        Toyoda Automatic Loom Works, Ltd.                        $ 1,339,448        1.37%
                                                                                                            -----------

Insurance Holding Companies          22,500        Leucadia National Corp.                                      730,125
                                     19,778        Radian Group, Inc. (b)                                       800,020
                                                                                                            -----------
                                                                                                              1,530,145        1.56%
                                                                                                            -----------

Life Insurance                       85,800        The MONY Group, Inc.                                       3,443,154        3.51%
                                                                                                            -----------

Medical Supplies & Services          13,600        Analogic Corp.                                               619,480        0.63%
                                                                                                            -----------

Natural Resources &                  50,000        Burnham Pacific Properties, Inc.                             245,000
Real Estate                         146,000        Catellus Development Corp. (a)                             2,547,700
                                     42,500        Deltic Timber Corp.                                        1,224,000
                                     23,500        Forest City Enterprises, Inc. Class A                      1,292,500
                                    107,500        Koger Equity, Inc.                                         1,773,750
                                     15,000        LNR Property Corp.                                           525,000
                                     70,000        Security Capital Group, Inc. Class B (a) (b)               1,498,000
                                     18,000        Tejon Ranch Co. (a)                                          490,500
                                     80,000        The St. Joe Co.                                            2,150,400
                                     68,000        Wellsford Real Properties, Inc. (a)                        1,315,800
                                                                                                            -----------
                                                                                                             13,062,650       13.32%
                                                                                                            -----------

Non-Life Insurance - Japan          202,500        Aioi Insurance Co., Ltd.                                     673,833
                                     51,600        The Tokio Marine & Fire Insurance Co., Ltd. Sponsored ADR  2,399,916
                                                                                                            -----------
                                                                                                              3,073,749        3.14%
                                                                                                            -----------

Pharmaceutical Services              40,000        PAREXEL International Corp. (a) (b)                          780,000
                                     30,000        Pharmaceutical Product Development, Inc. (a)                 915,300
                                                                                                            -----------
                                                                                                              1,695,300        1.73%
                                                                                                            -----------

Real Estate Investment Trust        137,600        Prime Group Realty Trust                                   1,857,600        1.89%
                                                                                                            -----------

Security Brokers, Dealers            25,000        Southwest Securities Group, Inc. (b)                         517,500        0.53%
& Flotation Companies                                                                                       -----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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                           [THIRD AVENUE FUNDS LOGO]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JUNE 30, 2001
                                   (UNAUDITED)

                                                                                                              VALUE          % OF
                                     SHARES        ISSUES                                                    (NOTE 1)     NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

Semiconductor                        19,290        ASML Holding N.V. (a)                                    $   429,203
Equipment Manufacturers              23,000        Brooks Automation, Inc. (a) (b)                            1,060,300
& Related                            36,000        Credence Systems Corp. (a)                                   872,640
                                    130,600        CyberOptics Corp. (a)                                      1,593,320
                                     77,500        FSI International, Inc. (a)                                  976,500
                                      8,000        Novellus Systems, Inc. (a)                                   454,320
                                                                                                            -----------
                                                                                                              5,386,283        5.49%
                                                                                                            -----------

Technology                           56,600        Bel Fuse, Inc. Class B                                     1,881,950
                                     35,000        Herley Industries, Inc. (a)                                  619,500
                                                                                                            -----------
                                                                                                              2,501,450        2.55%
                                                                                                            -----------

Title Insurance                      13,500        First American Corp.                                         255,690
                                     42,500        Stewart Information Services Corp. (a)                       828,325
                                                                                                            -----------
                                                                                                              1,084,015        1.11%
                                                                                                            -----------

Transportation                       11,931        Florida East Coast Industries, Inc. Class B                  421,164        0.43%
                                                                                                            -----------
                                                   TOTAL COMMON STOCKS
                                                   (Cost $58,618,079)                                        68,579,389
                                                                                                            -----------
                                 PRINCIPAL
                                 AMOUNT ($)
------------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 29.27%
Repurchase Agreements            28,690,735        Bear Stearns, 3.97%, due 7/02/01 (c)                      28,690,735       29.27%
                                                                                                            -----------
                                                   TOTAL SHORT TERM INVESTMENTS
                                                   (Cost $28,690,735)                                        28,690,735
                                                                                                            -----------
                                                   TOTAL INVESTMENT PORTFOLIO - 101.70%
                                                   (Cost $89,983,541)                                        99,695,124
                                                                                                            -----------
                                                   LIABILITIES NET OF CASH AND
                                                   OTHER ASSETS - (1.70%)                                    (1,666,893)
                                                                                                            -----------
                                                   NET ASSETS - 100.00%
                                                   (Applicable to 5,748,492
                                                   shares outstanding)                                      $98,028,231
                                                                                                            ===========

 Notes:
 (a) Non-income producing security.
 (b) Securities in whole or in part on loan.
 (c) Repurchase agreement collateralized by:
     U.S. Treasury Strips, par value $9,725,000, due 11/15/16, market value $3,850,517.
     U.S. Treasury Strips, par value $87,259,000, due 11/15/21, market value $25,414,184.
   * Issuer in default.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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                           [THIRD AVENUE FUNDS LOGO]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2001
                                   (UNAUDITED)

ASSETS:
Investments at value (identified cost of $89,983,541)
  (Notes 1 and 4)                                                   $ 99,695,124
Receivable for fund shares sold                                          999,084
Dividends and interest receivable                                        191,323
Collateral on loaned securities (Note 1)                                 659,541
Other assets                                                               3,441
                                                                    ------------
     Total assets                                                    101,548,513
                                                                    ------------

LIABILITIES:
Payable for securities purchased                                       2,734,022
Payable to investment adviser                                             68,047
Accounts payable and accrued expenses                                     54,235
Payable for service fees (Note 3)                                          4,437
Collateral on loaned securities (Note 1)                                 659,541
Commitments (Note 6)                                                          --
                                                                    ------------
     Total liabilities                                                 3,520,282
                                                                    ------------
     Net assets                                                     $ 98,028,231
                                                                    ============

SUMMARY OF NET ASSETS:
Common stock, unlimited shares authorized,
  $0.001 par value, 5,748,492 shares outstanding                    $ 85,238,684
Accumulated undistributed net investment income                          457,885
Accumulated undistributed net realized gain
  on investments                                                       2,615,159
Net unrealized appreciation of investments and
  translation of foreign currency denominated
  assets and liabilities                                               9,716,503
                                                                    ------------
     Net assets applicable to capital shares outstanding            $ 98,028,231
                                                                    ------------
Net asset value, offering and redemption price per share            $      17.05
                                                                    ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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                           [THIRD AVENUE FUNDS LOGO]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 2001
                                   (UNAUDITED)

INVESTMENT INCOME:
Interest                                                            $   380,379
Dividends (net of foreign withholding tax of $12,329)                   335,263
                                                                    -----------
Total Investment Income                                                 715,642
                                                                    -----------

EXPENSES:
Investment advisory fees (Note 3)                                       265,264
Directors' fees and expenses                                             28,546
Service fees (Note 3)                                                    25,694
Auditing and tax consulting fees                                         21,274
Administration fees (Note 3)                                             16,023
Accounting services fees                                                 15,613
Transfer agent fees                                                      11,989
Custodian fees                                                            8,846
Reports to shareholders                                                   7,417
Legal fees                                                                1,984
Miscellaneous expenses                                                      626
Insurance fees                                                              244
                                                                    -----------
Total operating expenses                                                403,520
                                                                    -----------
Expenses waived and reimbursed (Note 3)                                 (20,362)
                                                                    -----------
Net expenses                                                            383,158
                                                                    -----------
Net investment income                                                   332,484
                                                                    -----------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS:
Net realized gains on investments                                     1,792,076
Net change in unrealized appreciation on investments                  4,668,752
                                                                    -----------
Net realized and unrealized gains on investments                      6,460,828
                                                                    -----------
Net increase in net assets resulting from operations                $ 6,793,312
                                                                    ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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                           [THIRD AVENUE FUNDS LOGO]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS


                                                     FOR THE          FOR THE
                                                 SIX MONTHS ENDED    YEAR ENDED
                                                   JUNE 30, 2001    DECEMBER 31,
                                                    (UNAUDITED)        2000
                                                   ------------    ------------
OPERATIONS:
  Net investment income                            $    332,484    $    122,929
  Net realized gains on investments                   1,792,076         825,718
  Net change in unrealized appreciation
    on investments                                    4,668,752       4,790,145
                                                   ------------    ------------
  Net increase in net assets resulting
    from operations                                   6,793,312       5,738,792
                                                   ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Dividends to shareholders from net
    investment income                                        --         (16,936)
                                                   ------------    ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares                       65,082,538      22,745,808
  Net asset value of shares issued in
    reinvestment of dividends and distributions              --          16,936
  Cost of shares redeemed                            (5,818,892)       (880,371)
                                                   ------------    ------------
  Net increase in net assets resulting
    from capital share transactions                  59,263,646      21,882,373
                                                   ------------    ------------
  Net increase in net assets                         66,056,958      27,604,229
  Net assets at beginning of period                  31,971,273       4,367,044
                                                   ------------    ------------

  Net assets at end of period (including
    undistributed net investment income of
    $457,885 and $125,401, respectively)           $ 98,028,231    $ 31,971,273
                                                   ============    ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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                           [THIRD AVENUE FUNDS LOGO]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                              FINANCIAL HIGHLIGHTS


SELECTED DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD) AND RATIOS ARE AS
FOLLOWS:

                                                            FOR THE
                                                       SIX MONTHS ENDED         FOR THE               FOR THE
                                                         JUNE 30, 2001         YEAR ENDED          PERIOD ENDED
                                                          (UNAUDITED)       DECEMBER 31, 2000   DECEMBER 31, 1999*
                                                          -----------       -----------------   ------------------
Net Asset Value, Beginning of Period                      $    15.21            $    10.84          $   10.00
                                                          ----------            ----------          ---------
Income from Investment Operations:
  Net investment income                                         0.02                  0.04               0.03
  Net realized and unrealized gains on securities               1.82                  4.35               0.81
                                                          ----------            ----------          ---------
  Total from Investment Operations                              1.84                  4.39               0.84
                                                          ----------            ----------          ---------
Less distributions from net investment income                     --                 (0.02)                --
                                                          ----------            ----------          ---------

Net Asset Value, End of Period                            $    17.05            $    15.21          $   10.84
                                                          ==========            ==========          =========
Total Return                                                   12.10%(1)             40.52%              8.40%(1)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)                  $   98,028            $   31,971          $   4,367
  Ratio of Expenses to Average Net Assets
    Before expense reimbursement                                1.37%(2)              2.52%             34.43%(2)
    After expense reimbursement                                 1.30%(2)              1.30%              1.30%(2)
  Ratio of Net Income (Loss) to Average Net Assets
    Before expense reimbursement                                1.06%(2)             (0.39%)           (30.14%)(2)
    After expense reimbursement                                 1.13%(2)              0.83%              2.99%(2)
  Portfolio Turnover Rate                                         12%(1)                18%                 0%(1)

(1)  Not Annualized

(2) Annualized--Note that annualized expenses and net income (loss) before expense reimbursement are not necessarily indicative of expected expenses due to the annualization of certain fixed expenses.

*    The Fund commenced investment operations September 21, 1999.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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                           [THIRD AVENUE FUNDS LOGO]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2001
                                   (UNAUDITED)


1.   SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION:

Third Avenue Variable Series Trust (the "Trust") is an open-end, non-diversified management investment company organized as a Delaware business trust pursuant to a Trust Instrument dated June 16, 1999. The Trust currently consists of one investment series, Third Avenue Value Portfolio (the "Portfolio"). The Portfolio seeks to achieve its investment objective of long-term capital appreciation by adhering to a strict value discipline when selecting securities. The Portfolio seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies without significant debt in comparison to their cash resources) at a substantial discount to what the Adviser believes is their true value.

The shares of the Portfolio may be purchased only by the separate accounts of insurance companies for the purpose of funding variable life insurance policies and variable annuity contracts. At June 30, 2001, the Trust was offered by two insurance companies and accordingly a decision by either insurance company to withdraw its participation may have a negative impact on the Trust.

ACCOUNTING POLICIES:

The policies described below are followed consistently by the Portfolio in the preparation of its financial statements in conformity with accounting principals generally accepted in the United States of America.

The preparation of financial statements in accordance with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

SECURITY VALUATION:

Securities traded on a principal stock exchange or the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sales price or, in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked price. Temporary cash investments are valued at cost, plus accrued interest, which approximates market. Short-term securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held by the Portfolio on the 60th day prior to maturity, based on the value determined on that day.

The Portfolio may invest up to 15% of it's total assets in securities which are not readily marketable, including those which are restricted as to disposition under applicable securities laws ("restricted securities"). Restricted securities and other securities and assets for which market quotations are not readily available are valued at "fair value", as determined in good faith by the Board of Trustees, although actual evaluations may be made by personnel acting under procedures established by the Board of Trustees. As of June 30, 2001 there were no fair valued securities held.

SECURITY TRANSACTIONS AND INVESTMENT INCOME:

Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date and interest income, including, where applicable, amortization of premium and accretion of discount on investments, is accrued daily, except when collection is not expected. Realized gains and losses from securities transactions are reported on an identified cost basis.

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                           [THIRD AVENUE FUNDS LOGO]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2001
                                   (UNAUDITED)


FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS:

The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

     o  INVESTMENTS: At the prevailing rates of exchange on the valuation date.

     o INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: At the prevailing rates of exchange on the date of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances.

LOANS OF PORTFOLIO SECURITIES:

The Portfolio loaned securities during the period to certain brokers, with the Portfolio's custodian acting as lending agent. Upon such loans, the Portfolio received collateral, which is maintained by the custodian and earns income in the form of negotiated lenders fees, which is included in interest income in the Statement of Operations. On a daily basis, it is the Portfolio's policy to monitor the market value of securities loaned and maintain collateral against the securities loaned in an amount not less than the value of the securities loaned. The Portfolio may receive collateral in the form of cash or other eligible securities. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to changes in the value of collateral or the loaned securities.

During the six months ended June 30, 2001, the Portfolio had securities lending income included in interest income totaling $1,519.

The value of loaned securities and related collateral outstanding at June 30, 2001, was as follows:

               VALUE OF                              VALUE OF
            SECURITY LOANED                         COLLATERAL
            --------------                          ----------
               $639,369                              $659,541

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                           [THIRD AVENUE FUNDS LOGO]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2001
                                   (UNAUDITED)


The  collateral  for the  Portfolio  consisted  of cash,  which was  invested as follows:
                       PRINCIPAL
                       AMOUNT ($)               ISSUES                 VALUE ($)
                       ---------                -----                  -------
Repurchase agreement    236,625    Bear Stearns, 2.0625%, due 7/02/01  236,625
                                   Collateralized by U.S. Treasury
                                   Bonds, par value $830,000,
                                   due 11/15/21, market value
                                   $241,738

Repurchase agreement    422,916    Bear Stearns, 4.25%, due 7/02/01    422,916
                                   Collateralized by U.S. Treasury
                                   Strips, par value $1,090,000,
                                   due 11/15/16, market value
                                   $431,575

REPURCHASE AGREEMENTS:

Securities pledged as collateral for repurchase agreements are held by the Portfolio's custodian bank until maturity of the repurchase agreement. Provisions in the agreements ensure that the market value of the collateral is at least equal to the repurchase value in the event of default. In the event of default, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income paid to shareholders and distributions from realized gains on sales of securities paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from principals generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their tax-basis treatment. Temporary differences do not require reclassification.

FEDERAL INCOME TAXES:

The Portfolio has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

EXPENSE ALLOCATION:

Expenses attributable to the Portfolio are charged to the Portfolio. Certain expenses are shared with the Funds in Third Avenue Trust, an affiliated fund group. Such costs are allocated using the ratio of the Portfolio's net assets relative to the total net assets of Third Avenue Trust.

TRUSTEES FEES:

The Trust does not pay any fees to its officers for their services as such, but does pay Trustees who are not affiliated with the Investment Adviser a fee of $1,500 for each meeting of the Board of Trustees that they attend, in addition to reimbursing all Trustees for travel and incidental expenses incurred by them in connection with their attendance at Board meetings. The Trust also pays non-interested Trustees an annual stipend of $2,000 in January of each year for the previous year's service.

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                           [THIRD AVENUE FUNDS LOGO]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2001
                                   (UNAUDITED)


2.   SECURITIES TRANSACTIONS

PURCHASES AND SALES/CONVERSIONS:

The cost of purchases, and proceeds from sales and conversions of investments, excluding short-term investments, for the six months ended June 30, 2001 were as follows:

                                        PURCHASES                SALES
                                    ----------------        ----------------
                                       $41,442,616              $5,456,132


3.   INVESTMENT ADVISORY SERVICES, ADMINISTRATION AND SERVICE FEE AGREEMENT

The Portfolio has an Investment Advisory Agreement with EQSF Advisers, Inc. (the "Adviser") for investment advice and certain management functions. The terms of the Investment Advisory Agreement provide for a monthly fee of 1/12 of 0.90% (an annual fee of 0.90%) of the total average daily net assets of the Portfolio, payable each month.

Under current arrangements, whenever, in any fiscal year, the Portfolio's normal operating expenses, including the investment advisory fee, but excluding broker commissions, exceeds 1.30% of the Portfolio's average net assets, the Adviser is obligated to reimburse the Portfolio in an amount equal to that excess. The Adviser reimbursed $20,362 for the six months ended June 30, 2001.

The Trust has entered into an Administration Agreement with the Adviser under which the Adviser provides all administrative services to the Trust other than providing investment advice, distribution and maintenance of the Portfolio's accounting records. The Adviser has entered into a sub-administration agreement with PFPC Inc. For such services, the portfolio pays the Adviser an annual fee of $32,000 of which a portion is paid to PFPC Inc.

The Trust has entered into shareholder servicing agreements with certain service agents for which the service agents receive a fee of 0.10% of the average daily net assets invested in the Trust by the agent's customers in an omnibus account. In exchange for these fees, the service agents render to such customers various administrative services which the Trust would otherwise be obligated to provide at its own expense.

4.   RELATED PARTY TRANSACTIONS

BROKERAGE COMMISSIONS:

Martin J. Whitman, the Chairman and a Trustee of the Portfolio, is the Chairman of M.J. Whitman Holding Corp., which is the parent of M.J. Whitman, Inc., a registered broker-dealer. For the six months ended June 30, 2001, the Portfolio incurred total brokerage commissions, which includes commissions earned by M.J. Whitman, Inc. as follows:

                 TOTAL COMMISSIONS                  M.J. WHITMAN, INC.
                 -----------------                  ------------------
                     $110,960                            $105,935

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                           [THIRD AVENUE FUNDS LOGO]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2001
                                   (UNAUDITED)


5.   CAPITAL SHARE TRANSACTIONS

The Portfolio is authorized to issue an unlimited number of shares of beneficial interest with no par value.

Transactions in capital stock were as follows:

                                                FOR THE             FOR THE
                                           SIX MONTHS ENDED       YEAR ENDED
                                             JUNE 30, 2001     DECEMBER 31, 2000
                                           ----------------   ------------------
Increase in Portfolio shares:
Shares outstanding at beginning of period      2,101,900            402,689
Shares sold                                    4,009,095          1,767,418
Shares reinvested                                     --              1,404
Shares redeemed                                 (362,503)           (69,611)
                                              ----------         ----------
Net increase in Portfolio shares               3,646,592          1,699,211
                                              ----------         ----------
Shares outstanding at end of period            5,748,492          2,101,900
                                              ==========         ==========

6.   COMMITMENTS AND CONTINGENCIES

As indicated in Note 3, the Adviser has waived or reimbursed certain expenses of the Portfolio since its inception. To the extent that such waived or reimbursed fees and expenses can be repaid to the Adviser within a three year period without exceeding the expense cap in a given year, such amounts will be repaid. The total amount of waivers and reimbursements since the Portfolio's inception through June 30, 2001 amount to $347,615.

7.   RISKS RELATING TO CERTAIN INVESTMENTS

FOREIGN SECURITIES:

Investments in the securities of foreign issuers may involve investment risks different from those of U.S. issuers including possible political or economic instability of the country of the issuer, the difficulty of predicting international trade patterns, the possibility of currency exchange controls, the possible imposition of foreign withholding tax on the dividend income and interest income payable on such instruments, the possible establishment of foreign controls, the possible seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the foreign securities held by the Portfolio. Foreign securities may also be subject to greater fluctuations in price than securities of domestic corporations or the U.S. Government.

HIGH YIELD DEBT:

The Portfolio currently invests in high yield lower grade debt. The market values of these higher yielding debt securities tend to be more sensitive to economic conditions and individual corporate developments than those of higher rated securities. In addition, the secondary market for these bonds is generally less liquid.

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                                BOARD OF TRUSTEES
                                 Phyllis W. Beck
                                 Lucinda Franks
                                Gerald Hellerman
                                  Marvin Moser
                                Donald Rappaport
                               Myron M. Sheinfeld
                                  Martin Shubik
                                Charles C. Walden
                                 Barbara Whitman
                                Martin J. Whitman

                                    OFFICERS
                                Martin J. Whitman
                        Chairman, Chief Executive Officer
                                 David M. Barse
                       President, Chief Operating Officer
                                 Michael Carney
                       Chief Financial Officer, Treasurer
                        Kerri Weltz, Assistant Treasurer
                    W. James Hall, General Counsel, Secretary

                                 TRANSFER AGENT
                                    PFPC Inc.
                              211 South Gulph Road
                                 P.O. Box 61503
                         King of Prussia, PA 19406-0903
                                 (610) 239-4600
                           (800) 443-1021 (toll-free)

                               INVESTMENT ADVISER
                               EQSF Advisers, Inc.
                                767 Third Avenue
                             New York, NY 10017-2023

                                    CUSTODIAN
                             Custodial Trust Company
                               101 Carnegie Center
                            Princeton, NJ 08540-6231


                           [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE FUNDS
                                767 THIRD AVENUE
                             NEW YORK, NY 10017-2023
                               PHONE (212)888-5222
                             TOLL FREE (800)443-1021
                                FAX (212)888-6757
                            www.thirdavenuefunds.com